GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. ("Sapiens") and subsidiaries (collectively - "the Company"), a member of the Formula Systems (1985) Ltd. Group, is a global provider of innovative software solutions for the financial services industry with a focus on insurance. The Company offers end-to-end solutions for the Life, Pension and Annuities ("L&P") and Property & Casualty/General Insurance ("P&C") markets. The Company's offerings include a portfolio of software solutions and delivery, implementation and support and maintenance services. These products and services enable its customers to modernize business processes, rapidly launch new products, build multiple distribution channels, adhere with new regulations and respond quickly to changes in the industry.

On August 21, 2011 Sapiens completed the acquisition of FIS Software Ltd. ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (See note 1(b) and 1(c) for further information).

The Company's target markets are primarily North America, Israel, Europe, and Asia Pacific.

Revenues from a major customer accounted for 23%, 26% and 20% of total revenues for the years ended December 31, 2009, 2010 and 2011, respectively. A loss of a major customer, or any event negatively affecting such customer's financial condition, could have a material adverse effect on the Company's results of operations and financial position.

b.	Acquisition of FIS:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $ 49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants. (See Note 11(e))

(ii)	Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens' customer base in the insurance market world-wide. The value of goodwill is attributed to synergies between Sapiens solutions and services and FIS’s solutions and services which strengthen the Company's position in the market as a leading provider of L&P core software solutions. The entire goodwill was assigned to Sapiens' reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of FIS. The results of FIS operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of FIS's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was based on the income approach, core technology was valuated using the relief from royalty method and long-term contracts were valuated based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Revenues of FIS for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 11,207.

c.	Acquisition of IDIT:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $ 31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)	Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of IDIT allows the Company to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT is expected to strengthen Sapiens' presence in the P&C insurance market by increasing its customer base. IDIT is considered as a separate reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of IDIT. The results of IDIT's operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	31,444

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of IDIT's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was determined based on the income approach, core technology was valued using the relief from royalty method and long-term contracts were valued based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%

Revenues of IDIT for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 5,105.

d.	Acquisition of Harcase Software Ltd.

On April 27, 2010, the Company completed the acquisition of Harcase Software Ltd. ("Harcase"). The total fair value of the purchase consideration for the acquisition was $3,092, which includes cash paid for common stock and estimated fair value of earn-out payment. In connection with this acquisition, the Company recorded intangibles and goodwill in the amounts of $ 1,732 and $ 981, respectively. In 2011, the Company paid an amount of $ 953 with respect to earn out.

As part of the acquisition, the Company is obligated to pay additional consideration to the selling shareholders in consideration for their continued employment of two to three years, as defined in the agreement pursuant to which the Company acquired Harcase ("the Additional Consideration"). The Additional Consideration includes the following: (1) $ 750 in cash to be held in escrow until released upon certain conditions, as described in the agreement, (2) issuance of 454,546 Common shares of the Company to be held in escrow, as described in the agreement, (3) put options on the Company's shares described in (2) above for a price of $ 1.54 per share, exercisable during a period of six months from the date the shares are released from escrow. The cash portion of the Additional Consideration is recognized over the employment period of the respective shareholders. The shares and the respective put options are accounted for in accordance with ASC 718 as an award with a liability and equity component. The compensation is measured based on the combined value of the shares and the respective put options in accordance with ASC 718. The total compensation costs related to the shares and the put options at the grant date was $ 1,302, recognized over the employment period of the respective former shareholders of Harcase.

For the period from April 27, 2010 (the acquisition date) until December 31, 2010 and for the year ended December 31, 2011, the Company recorded an amount of $502 and $754, respectively of compensation expense in respect of the above Additional Consideration. Included within the above amounts are $311 and $467 respectively, which are considered as stock based compensation.

In addition, the Company is obligated to pay commissions to the former shareholders for new customers obtained during the five-year period following the closing date, based on rates and conditions described in the agreement. As of December 31, 2011, no provision was recorded in respect of the above-mentioned commissions.

e.	Pro Forma information:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2010 and 2011, assuming that the acquisitions of FIS and IDIT occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$95,289	$97,679
Net income (loss)	$1,775	$(414)

Basic net earnings (losses) per share	$0.05	$(0.01)
Diluted net earnings (losses) per share	$0.04	$(0.01)